RESTRICTIONS ON CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2014
RESTRICTIONS ON CASH AND DUE FROM BANKS
RESTRICTIONS ON CASH AND DUE FROM BANKS

NOTE 2 - RESTRICTIONS ON CASH AND DUE FROM BANKS

Included in cash and due from banks are certain interest bearing deposits that are held at the Federal Reserve or maintained in vault cash in accordance with average balance requirements specified by the Federal Reserve Board of Governors.  The reserve requirement was $0 at both December 31, 2014 and 2013.